VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 101.5%
Australia: 17.1%
Alkane Resources Ltd. * †	21,007,606	$11,160,429
Aurelia Metals Ltd. * †	54,419,791	4,580,524
Australian Strategic Materials Ltd. *	1	1
Bellevue Gold Ltd. *	37,806,590	32,396,385
Capricorn Metals Ltd. *	15,398,321	49,036,161
Dacian Gold Ltd. *	8,358,438	440,629
De Grey Mining Ltd. *	62,415,186	64,795,300
Evolution Mining Ltd.	62,359,087	129,724,086
Firefinch Ltd. * †∞	54,133,739	1,631,524
Gold Road Resources Ltd.	45,248,314	51,437,215
Kingsgate Consolidated Ltd. * †	10,537,741	10,581,047
OceanaGold Corp. (CAD)	28,154,222	69,691,243
Perseus Mining Ltd.	53,987,557	85,862,400
Ramelius Resources Ltd. †	36,657,960	31,084,779
Red 5 Ltd. * †	107,539,006	10,764,171
Regis Resources Ltd.	32,072,403	44,553,474
Resolute Mining Ltd. * †	68,093,860	19,095,819
Silver Lake Resources Ltd. *	36,706,368	28,691,215
Silver Mines Ltd. * † ‡	70,165,568	9,391,678
St Barbara Ltd. * †	30,196,809	13,515,690
Tietto Minerals Ltd. *	43,479,151	19,649,825
West African Resources Ltd. *	38,362,496	24,604,844
Westgold Resources Ltd. *	17,515,186	15,318,101
		728,006,540
Brazil: 5.8%
Yamana Gold, Inc. (USD)	41,852,990	244,839,991
Burkina Faso: 1.2%
IAMGOLD Corp. (USD) * †	18,431,265	49,948,728
Canada: 53.1%
Alamos Gold, Inc. (USD)	15,551,592	190,195,970
Americas Gold & Silver Corp. (USD) * † ‡	10,297,552	4,942,825
Archer Exploration Corp. * †	1,728,327	287,341
Aris Mining Corp. †	6,273,552	19,330,337
Arizona Metals Corp. * †	5,378,438	18,082,457
Artemis Gold, Inc. * †	6,876,515	22,763,356
Aya Gold & Silver, Inc. * †	4,934,810	39,672,467
B2Gold Corp. (USD)	38,692,091	152,446,839
Calibre Mining Corp. * †	15,304,774	14,927,625
Dakota Gold Corp. (USD) *	2,787,391	10,090,355
Discovery Silver Corp. * †	11,465,725	11,098,459
Dundee Precious Metals, Inc.	5,970,434	43,498,341
Endeavour Silver Corp. (USD) *	8,545,490	33,156,501
Equinox Gold Corp. (USD) * †	11,387,158	58,643,864
Filo Mining Corp. * †	3,877,040	66,577,315
First Majestic Silver Corp. (USD) †	11,243,143	81,063,061
Fortuna Silver Mines, Inc. (USD) *	13,053,403	49,863,999
Gatos Silver, Inc. (USD) * †	1,692,937	11,054,879
Gold Royalty Corp. (USD) †	5,322,084	11,495,701
GoldMining, Inc. (USD) * †	8,391,254	10,153,417
	Number of Shares	Value
Canada (continued)
i-80 Gold Corp. * †	6,766,190	$16,448,639
K92 Mining, Inc. * †	8,169,350	46,359,484
Karora Resources, Inc. * †	7,312,881	24,532,072
Kinross Gold Corp. (USD) †	45,820,391	215,814,042
Liberty Gold Corp. * †	12,636,004	5,508,732
Lundin Gold, Inc.	4,245,848	49,506,396
MAG Silver Corp. (USD) * †	3,546,629	44,935,789
Marathon Gold Corp. * †	15,032,319	8,885,990
McEwen Mining, Inc. (USD) * †	1,967,251	16,662,616
Metalla Royalty & Streaming Ltd. (USD) * †	2,143,284	11,980,958
New Found Gold Corp. * †	4,306,969	21,258,767
New Gold, Inc. (USD) *	25,932,632	28,525,895
New Pacific Metals Corp. * †	4,486,554	12,100,286
Novagold Resources, Inc. (USD) *	8,178,032	50,867,359
Orla Mining Ltd. * †	9,322,458	44,154,842
Osisko Gold Royalties Ltd. (USD)	6,720,356	106,316,032
Osisko Mining, Inc. * †	10,901,866	34,638,507
Pan American Silver Corp. (USD)	9,514,608	173,165,866
Prime Mining Corp. * †	4,321,005	8,045,910
Sabina Gold & Silver Corp. * †	17,605,551	26,668,179
Sandstorm Gold Ltd. (USD)	11,052,183	64,213,183
Seabridge Gold, Inc. (USD) * †	3,505,909	45,401,522
Silvercorp Metals, Inc. (USD) ‡	8,834,114	33,746,316
SilverCrest Metals, Inc. (USD) * †	6,912,856	49,357,792
Skeena Resources Ltd. * †	3,233,211	19,781,274
SSR Mining, Inc. (USD)	7,853,032	118,737,844
Sulliden Mining Capital, Inc. *	1,689,990	62,437
Torex Gold Resources, Inc. * †	3,004,163	49,923,247
Triple Flag Precious Metals Corp.	42,632	634,117
Triple Flag Precious Metals Corp. (USD)	2,766,910	41,365,305
Victoria Gold Corp. * †	1,805,728	11,955,017
Wesdome Gold Mines Ltd. * †	5,400,291	30,885,028
		2,261,784,552
China: 2.0%
Real Gold Mining Ltd. (HKD) *∞	19,287,400	3
Zhaojin Mining Industry Co. Ltd. (HKD) *	57,379,700	87,015,144
		87,015,147
Egypt: 1.3%
Centamin Plc (GBP)	42,189,151	54,477,608
Indonesia: 1.1%
Bumi Resources Minerals Tbk PT *	4,038,809,300	45,844,223

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VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Jersey, Channel Islands: 0.2%
Caledonia Mining Corp. Plc (USD)	612,389	$9,308,313
Kyrgyzstan: 0.5%
Centerra Gold, Inc. (CAD) †	3,384,918	21,834,953
Mexico: 3.7%
GoGold Resources, Inc. (CAD) * †	13,654,806	21,087,335
Industrias Penoles SAB de CV * †	9,362,763	137,828,002
		158,915,337
Peru: 2.1%
Cia de Minas Buenaventura SAA (ADR)	9,066,801	74,166,432
Hochschild Mining Plc (GBP)	15,922,093	16,653,323
		90,819,755
South Africa: 1.9%
DRDGOLD Ltd. (ADR)	1,036,980	9,934,268
Harmony Gold Mining Co. Ltd. (ADR)	17,297,271	70,918,811
		80,853,079
Turkey: 2.7%
Eldorado Gold Corp. (USD) * †	5,818,287	60,277,453
Koza Altin Isletmeleri AS	48,013,270	54,090,970
		114,368,423
	Number of Shares	Value
United Kingdom: 4.3%
Endeavour Mining Plc	6,470,211	$160,097,752
Greatland Gold Plc * †	231,171,202	22,009,036
		182,106,788
United States: 4.5%
Argonaut Gold, Inc. (CAD) * †	31,345,716	14,591,792
Aura Minerals, Inc. (BRL) (BDR)	1,630,674	12,060,604
Coeur Mining, Inc. *	9,751,357	38,907,914
Hecla Mining Co.	19,744,241	124,981,046
		190,541,356
Total Common Stocks (Cost: $4,556,897,836)		4,320,664,793

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.8%
Money Market Fund: 1.8% (Cost: $77,576,447)
State Street Navigator Securities Lending Government Money Market Portfolio	77,576,447	77,576,447

Total Investments: 103.3% (Cost: $4,634,474,283)		4,398,241,240
Liabilities in excess of other assets: (3.3)%		(138,902,755)
NET ASSETS: 100.0%		$4,259,338,485

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $123,331,148.
*	Non-income producing
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	76.9%	$3,327,757,326
Silver	15.1	645,317,681
Precious Metals & Minerals	4.6	199,229,189
Diversified Metals & Mining	3.4	148,073,255
	0.0	287,342
	100.0%	$4,320,664,793
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Transactions in securities of affiliates for the period ended March 31, 2023 were as follows:

	Value 12/31/2022	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/2023
Americas Gold & Silver Corp.	$–(a)	$817,974	$(144,332)	$6,017	$–	$(744,058)	$4,942,825
Silver Mines Ltd.	–(a)	1,191,338	(225,764)	(13)	–	(56,834)	9,391,678
Silvercorp Metals, Inc.	–(a)	5,270,304	(802,665)	138,839	–	6,838,505	33,746,316
	$–	$7,279,616	$(1,172,761)	$144,843	$–	$6,037,613	$48,080,819
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